Acquisitions and Dispositions - (Schedule of Major Classes of Assets and Liabilities of Disposal Groups Reported As Held for Sale) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Current assets		$ 1,776	$ 1,182
Property, plant and equipment, net		28	21	$ 18
Current liabilities		1,398	954
Business Review Dispositions | East Ohio Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Current assets	[1]	544	439
Property, plant and equipment, net		5,012	4,636
Other deferred charges and other assets, including goodwill and intangible assets	[2]	2,629	2,563
Current liabilities	[3]	634	557
Long-term debt	[4]	2,287	1,786
Other deferred credits and liabilities	[5]	1,435	1,408
Business Review Dispositions | PSNC Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Current assets	[1]	381	296
Property, plant and equipment, net		2,591	2,506
Other deferred charges and other assets, including goodwill and intangible assets	[2]	822	823
Current liabilities	[3]	151	133
Long-term debt	[4]	798	798
Other deferred credits and liabilities	[5]	689	673
Business Review Dispositions | Questar Gas Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Current assets	[1]	803	422
Property, plant and equipment, net		3,984	3,677
Other deferred charges and other assets, including goodwill and intangible assets	[2]	1,043	1,101
Current liabilities	[3]	612	263
Long-term debt	[4]	1,245	995
Other deferred credits and liabilities	[5]	1,087	1,039
Business Review Dispositions | Other
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Current assets	[1]	1	1
Property, plant and equipment, net		47	52
Current liabilities	[3]	1	1
Other deferred credits and liabilities	[5]	$ 9	$ 14

[1]	Includes cash and cash equivalents of $6 million and $3 million within the East Ohio Transaction, less than $1 million and $14 million within the PSNC Transaction and $28 million and $17 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively. Also includes regulatory assets of $90 million and $56 million within the East Ohio Transaction, $95 million and $88 million within the PSNC Transaction and $273 million and $125 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively
[2]	Includes goodwill of $1.5 billion, $673 million and $983 million at both December 31, 2022 and 2021 within the East Ohio, PSNC and Questar Gas Transactions, respectively. Also includes regulatory assets of $751 million and $607 million within the East Ohio Transaction, $93 million and $103 million within the PSNC Transaction and $(22) million and $47 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.
[3]	Includes regulatory liabilities of $43 million and $51 million within the East Ohio Transaction, $11 million and $18 million within the PSNC Transaction and $144 million and $28 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.
[4]	Includes East Ohio Unsecured Senior Notes due 2025 to 2052 at rates from 1.30% to 6.38% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 3.13%; PSNC Unsecured Senior Notes due 2026 to 2051 at rates from 3.10% to 7.45% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 4.34% and Questar Gas Unsecured Senior Notes due 2024 to 2052 at rates from 2.21% to 7.20% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 3.99%.
[5]	Includes regulatory liabilities of $749 million and $754 million within the East Ohio Transaction, $436 million and $435 million within the PSNC Transaction and $506 million and $500 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.